Related Parties (Details) - USD ($)		1 Months Ended	6 Months Ended
	Apr. 05, 2019	Apr. 21, 2020	Jun. 30, 2020	Jun. 30, 2019
Related Parties (Textual)
Management fee			$ 62,500	$ 58,790
Interest rate			9.00%
Warrants issued	200,000
Shares issued	50,000
Common shares value	$ 137,500
Warrants to purchase of common stock	200,000
Maximum [Member]
Related Parties (Textual)
Management fee			$ 250,000
Management Services Agreement [Member]
Related Parties (Textual)
Description of management fee	Quarterly management fee equal to the greater of $62,500 or 2% of adjusted net assets	The quarterly management fee was amended to provide for a flat fee of $62,500, as opposed to the greater of $62,500 or 2% of adjusted net assets
Description of gross income	Expected to exceed, 9.5% of 1847 Holdings' gross income with respect to such fiscal year.
Management fee		$ 62,500
Manager [Member]
Related Parties (Textual)
Accrued liability			188,653
Advances, related party			$ 78,959